Related Party Transactions and Balances - Schedule of Related Party Transactions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 AED (د.إ)	Mar. 31, 2025 AED (د.إ)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)
Related Party Transactions and Balances [Line Items]
Related party transactions management fee		$ 1,945,844			د.إ 7,145,140
Related party transactions total		127,141		د.إ 1,050,000	466,861	د.إ 466,861
Repayments during the year		(24,039)			(88,271)
Due to related parties	170,131	5,784,692	624,721		21,241,387	5,436,740
Loan from Mr. Egor Romanyuk [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			8,037,113		8,037,113
Related party transactions management fee			2,003,636		1,766,727	535,618
Related party transactions total	$ 2,734,410	$ 2,669,890	10,040,749		9,803,837	5,436,740
Loan from Mr. Egor Romanyuk [Member] | May 1, 2023 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			3,968,987		3,968,987
Total annual percentage	20.00%	20.00%
Related party transactions management fee			1,520,176		1,322,996	529,198
Related party transactions total	$ 1,494,870	$ 1,441,170	5,489,163		5,291,980	4,498,185
Loan from Mr. Egor Romanyuk [Member] | December 11, 2023 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			446,857		446,857
Total annual percentage	20.00%	20.00%
Related party transactions management fee			116,305		94,417	5,045
Related party transactions total	$ 153,367	$ 147,405	563,162		541,274	451,902
Loan from Mr. Egor Romanyuk [Member] | December 25, 2023 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			365,300		365,300
Total annual percentage	20.00%	20.00%
Related party transactions management fee			92,276		74,435	1,375
Related party transactions total	$ 124,612	$ 119,754	457,576		439,735	366,675
Loan from Mr. Egor Romanyuk [Member] | December 31, 2023 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			119,978		119,978
Total annual percentage	0.00%	0.00%
Related party transactions management fee
Related party transactions total	$ 32,674	$ 32,674	119,978		119,978	119,978
Loan from Mr. Egor Romanyuk [Member] | May 18, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			175,025		175,025
Total annual percentage	20.00%	20.00%
Related party transactions management fee			35,005		35,005
Related party transactions total	$ 57,198	$ 57,198	210,030		210,030
Loan from Mr. Egor Romanyuk [Member] | August 16, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			372,323		372,323
Total annual percentage	20.00%	20.00%
Related party transactions management fee			74,465		74,465
Related party transactions total	$ 121,674	$ 121,674	446,788		446,788
Loan from Mr. Egor Romanyuk [Member] | September 30, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			219,527		219,527
Total annual percentage	20.00%	20.00%
Related party transactions management fee			43,905		43,905
Related party transactions total	$ 71,741	$ 71,741	263,432		263,432
Loan from Mr. Egor Romanyuk [Member] | October 18, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			300,000		300,000
Total annual percentage	20.00%	20.00%
Related party transactions management fee			60,000		60,000
Related party transactions total	$ 98,039	$ 98,039	360,000		360,000
Loan from Mr. Egor Romanyuk [Member] | October 28, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			150,000		150,000
Total annual percentage	20.00%	20.00%
Related party transactions management fee			30,000		30,000
Related party transactions total	$ 49,020	$ 49,020	180,000		180,000
Loan from Mr. Egor Romanyuk [Member] | November 6, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			78,758		78,758
Total annual percentage	20.00%	20.00%
Related party transactions management fee			15,752		15,752
Related party transactions total	$ 25,738	$ 25,738	94,510		94,510
Loan from Mr. Egor Romanyuk [Member] | November 8, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			78,758		78,758
Total annual percentage	20.00%	20.00%
Related party transactions management fee			15,752		15,752
Related party transactions total	$ 25,738	$ 25,738	94,510		94,510
Loan from Mr. Egor Romanyuk [Member] | December 4, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Related party transactions gross amount			1,761,600		1,761,600
Total annual percentage	0.00%	0.00%
Related party transactions management fee
Related party transactions total	$ 479,739	$ 479,739	1,761,600		1,761,600
Mr Egor Romanyuk [Member]
Related Party Transactions and Balances [Line Items]
Due to related parties		$ 2,645,851			د.إ 9,715,566	د.إ 5,436,740